PGOF-P2 04/26

SUPPLEMENT DATED APRIL 1, 2026
TO THE PROSPECTUS OF EACH
PUTNAM FUND LISTED IN SCHEDULE A

I. For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Merrill Lynch disclosure in each fund’s Prospectus in the appendix titled “Appendix: Financial intermediary specific sales charge waiver information”:

MERRILL LYNCH

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers, discounts and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers Available at Merrill

• Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• Shares purchased through a Merrill investment advisory program

• Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• Shares purchased through the Merrill Edge Self-Directed platform

• Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• Shares purchased by eligible persons associated with the fund as defined in this Prospectus (e.g., the fund’s officers or trustees)

• Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

• Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

• Shares sold due to return of excess contributions from an IRA account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulations

• Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

• Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

• Rights of Accumulation (“ROA”), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household. On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

• Letters of Intent (“LOI”), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement. On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement

II. For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding Baird disclosure in each fund’s Prospectus in the appendix titled “Appendix: Financial intermediary specific sales charge waiver information”:

ROBERT W. BAIRD & CO. (“BAIRD”)

Effective January 1, 2026, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI

Front-End Sales Charge Waivers on Class A shares Available at Baird

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

• Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

• Shares purchased within 90 days following a redemption from the same fund family, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

• A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

• Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Class A and C shares Available at Baird

• Shares sold due to death or disability of the shareholder

• Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

• Shares bought due to returns of excess contributions from an IRA Account

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus

• Shares sold to pay Baird fees but only if the transaction is initiated by Baird

• Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

• Breakpoints as described in this Prospectus

• Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

• Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time

III. For each of the funds listed in Schedule A, the following disclosure is added to each fund’s prospectus in the Appendix titled “Appendix: Financial intermediary specific sales charge waiver information”:

WELLS FARGO CLEARING SERVICES, LLC AND WELLS FARGO ADVISORS FINANCIAL NETWORK, LLC (COLLECTIVELY, “WELLS FARGO ADVISORS”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.

Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.

Wells Fargo Advisors Class A share front-end sales charge waivers information.

Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

• Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisors’ employee account linking rules.

Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward, employees of affiliate businesses will not be offered NAV.

• Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.

Wells Fargo Advisors Contingent Deferred Sales Charge information.

• Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Wells Fargo Advisors Class A front-end load discounts

Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

• Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

• Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

• Gifts of shares will not be considered when determining breakpoint discounts.

SCHEDULE A

Fund	Date of Prospectus
George Putnam Balanced Fund
George Putnam Balanced Fund	December 1, 2025

Fund	Date of Prospectus

Putnam Asset Allocation Funds
Putnam Dynamic Asset Allocation Growth Fund	February 1, 2026
Putnam Dynamic Asset Allocation Balanced Fund	February 1, 2026
Putnam Dynamic Asset Allocation Conservative Fund	February 1, 2026
Putnam Multi-Asset Income Fund	January 1, 2026

Putnam Convertible Securities Fund
Putnam Convertible Securities Fund	March 1, 2026

Putnam Diversified Income Trust
Putnam Diversified Income Trust	February 1, 2026

Putnam Focused International Equity Fund
Putnam Focused International Equity Fund	March 1, 2026

Putnam Funds Trust
Putnam Floating Rate Income Fund	June 30, 2025
Putnam Core Equity Fund	September 1, 2025
Putnam Dynamic Asset Allocation Equity Fund	October 1, 2025
Putnam Mortgage Opportunities Fund	October 1, 2025
Putnam International Value Fund	November 1, 2025
Putnam Small Cap Growth Fund	November 1, 2025
Putnam Ultra Short Duration Income Fund	December 1, 2025
Putnam Emerging Markets Equity Fund	January 1, 2026
Putnam Focused Equity Fund	January 1, 2026
Putnam Global Technology Fund	January 1, 2026
Putnam Core Bond Fund	March 1, 2026
Putnam Short Duration Bond Fund	March 1, 2026

Putnam Global Health Care Fund
Putnam Global Health Care Fund	January 1, 2026

Putnam Global Income Trust
Putnam Global Income Trust	March 1, 2026

Fund	Date of Prospectus

Putnam Government Money Market Fund
Putnam Government Money Market Fund	February 1, 2026

Putnam Investment Funds
Putnam Small Value Fund	June 30, 2025
Putnam Sustainable Future Fund	September 1, 2025
Putnam Large Cap Growth Fund	December 1, 2025
Putnam U.S. Research Fund	December 1, 2025
Putnam International Small Cap Fund	January 1, 2026

Putnam International Equity Fund
Putnam International Equity Fund	November 1, 2025

Putnam Income Fund
Putnam Income Fund	March 1, 2026

Putnam Large Cap Value Fund
Putnam Large Cap Value Fund	March 1, 2026

Putnam Money Market Fund
Putnam Money Market Fund	February 1, 2026

Putnam Mortgage Securities Fund
Putnam Mortgage Securities Fund	February 1, 2026

Putnam Sustainable Leaders Fund
Putnam Sustainable Leaders Fund	November 1, 2025

Putnam Target Date Funds
Putnam Retirement Advantage 2030 Fund	January 1, 2026
Putnam Retirement Advantage 2035 Fund	January 1, 2026
Putnam Retirement Advantage 2040 Fund	January 1, 2026
Putnam Retirement Advantage 2045 Fund	January 1, 2026
Putnam Retirement Advantage 2050 Fund	January 1, 2026

Fund	Date of Prospectus
Putnam Retirement Advantage 2055 Fund	January 1, 2026
Putnam Retirement Advantage 2060 Fund	January 1, 2026
Putnam Retirement Advantage 2065 Fund	January 1, 2026
Putnam Retirement Advantage 2070 Fund	January 1, 2026
Putnam Retirement Advantage Maturity Fund	January 1, 2026
Putnam Retirement Advantage Plus 2030 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2035 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2040 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2045 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2050 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2055 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2060 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2065 Fund	February 27, 2026
Putnam Retirement Advantage Plus 2070 Fund	February 27, 2026
Putnam Retirement Advantage Plus Maturity Fund	February 27, 2026

Putnam Tax-Free Income Trust
Putnam Strategic Intermediate Municipal Fund	December 1, 2025

Please retain this supplement for future reference.